                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND


             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                         Supplement dated March 23, 2007
       to the Statement of Additional Information dated February 28, 2007


The following information relating to Patrick J.P. Farmer and Stephen M. Johnson is added under the heading "TRUSTEES AND OFFICERS -- Other Officers" in Appendix C in the Statement of Additional Information:

---------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND     TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OTHER
  POSITION(S) HELD WITH THE     AND/OR                                                        TRUSTEESHIP(S) HELD
            TRUST               OFFICER                                                            BY TRUSTEE
                                 SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Patrick J. P. Farmer -- 1962      2007     Head of North American Retail Investments,           None
Vice President                             Director, Chief Investment Officer and Executive
                                           Vice President, AIM Funds Management Inc. d/b/a
                                           AIM Trimark Investments; Senior Vice President and
                                           Head of Equity Investments, A I M Advisors, Inc.
                                           and A I M Capital Management, Inc.; and
                                           Vice President, The AIM Family of
                                           Funds--Registered Trademark--.

                                           Formerly:  Director, Trimark Trust

---------------------------------------------------------------------------------------------------------------------
Stephen M. Johnson -- 1961        2007     Chief Investment Officer of INVESCO Fixed Income     None"
Vice President                             and Vice President, INVESCO Institutional (N.A.),
                                           Inc.; Senior Vice President and Fixed Income Chief
                                           Investment Officer, A I M Advisors, Inc. and A I M
                                           Capital Management, Inc.; and Vice President, The
                                           AIM Family of Funds--Registered Trademark--.

---------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS -- TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

----------------------------------------------------------------------------------------------------------------------
       Name of Trustee                  Dollar Range of Equity Securities           Aggregate Dollar Range of Equity
                                                    Per Fund                          Securities in All Registered
                                                                                    Investment Companies Overseen by
                                                                                      Trustee in The AIM Family of
                                                                                      Funds--Registered Trademark--
----------------------------------------------------------------------------------------------------------------------
Martin L. Flanagan(4)                                  N/A                                         N/A
----------------------------------------------------------------------------------------------------------------------
Robert H. Graham               Opportunities I                     Over $100,000              Over $100,000
                               Opportunities III                   Over $100,000
----------------------------------------------------------------------------------------------------------------------
Philip A. Taylor(5)                                    -0-                                         -0-
----------------------------------------------------------------------------------------------------------------------
Bob R. Baker                                           -0-                                    Over $100,000
----------------------------------------------------------------------------------------------------------------------
Frank S. Bayley                                        -0-                                    Over $100,000
----------------------------------------------------------------------------------------------------------------------
James T. Bunch                                         -0-                                    Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                                      -0-                                    Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
Albert R. Dowden                                       -0-                                    Over $100,000
----------------------------------------------------------------------------------------------------------------------
Jack M. Fields                                         -0-                                    Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
Carl Frischling                                        -0-                                    Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis             Opportunities II                $10,001 - $50,000              Over $100,000(6)
                               Opportunities III              $50,001 - $100,000
----------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                                       -0-                                    Over $100,000
----------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                Opportunities III               $10,001 - $50,000           $50,001 -- $100,000
----------------------------------------------------------------------------------------------------------------------
Larry Soll                     Opportunities III              $50,001 - $100,000              Over $100,000(6)
----------------------------------------------------------------------------------------------------------------------
Raymond Stickel, Jr.                                   -0-                                    Over $100,000
----------------------------------------------------------------------------------------------------------------------

--------------------------
(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."